October 23, 2006

VIA EDGAR

Ms. Sara D. Kalin
Branch Chief—Legal
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-7010
Mail Stop 3561

Re:
Hertz Global Holdings, Inc.
Amendment No. 3 to Registration Statement on Form S-1
Filed October 23, 2006
File No. 333-135782

Dear Ms. Kalin,

        Hertz Global Holdings, Inc. (the "Company") is filing, via EDGAR, Amendment No. 3 ("Amendment No. 3") to its Registration Statement on Form S-1 (File No. 333-135782) (the "Registration Statement.") Enclosed with the paper copy of this letter are two copies of a clean version of Amendment No. 3, as well as two copies of a blacklined version of Amendment No. 3, marked to show changes from Amendment No. 2 to the Registration Statement, as filed on September 18, 2006.

        The changes indicated in Amendment No. 3 include, among other things, changes intended to respond to comments of the staff of the Commission (the "Staff") issued telephonically to the Company's counsel. The Company supplementally advises the Staff that Amendment No. 3 also includes, among other things, the following changes or additions:

  •
  Changes throughout to reflect the fact that the Company and the selling stockholders previously identified in the Registration Statement have determined to proceed with a secondary sale of shares only to the extent that the underwriters exercise their option to purchase additional shares;

  •
  Additions throughout to reflect the fact that the Company anticipates declaring and paying an additional special cash dividend to its stockholders of record immediately prior to the consummation of the proposed offering; and

  •
  An addition to "Management's Discussion and Analysis of Financial Condition and Results of Operations—Controls and Procedures" on pages 94-95 of Amendment No. 3 to reflect ongoing efforts by the Company to identify potential adjustments that may be required in the future to certain deferred tax liabilities. These efforts reflect steps being taken by the Company to remediate a significant deficiency that the Company identified in the course of preparing its 2005 financial statements and the related testing of its internal controls over financial reporting. The preliminary results of a detailed analysis of the Company's deferred tax liabilities indicate that potential future adjustments to the Company's financial statements may be necessary. However, as discussed on page 95 of Amendment No. 3, the Company does not currently believe based on the preliminary results of the analysis that any material adjustment to its previously issued balance sheets, statements of operations or statements of cash flows will be required, nor does it currently expect any final adjustment to be material at the end of the period in which the study and the Company's analysis are finalized.

        The Company further notes that Amendment No. 3 also contains updates to reflect events that have occurred in the ordinary course of its business since the date of filing of the last amendment to the Registration Statement, as well as updates to reflect further steps taken in anticipation of the proposed offering, such as the election of independent directors and adoption of a compensation plan for such directors. In addition, the Company has filed several additional exhibits with Amendment No. 3.

* * * * *

        If you have any questions regarding this letter or the disclosures set forth in Amendment No. 3, please do not hesitate to call Steven Slutzky at (212) 909-6036, Lee Barnum at (212) 909-6431 or Kristine Hutchinson at (212) 909-6160.

Sincerely,
/s/ Steven J. Slutzky
Steven J. Slutzky
cc:
H. Yuna Peng
Jeffrey Sears
Michael Fay
        Securities and Exchange Commission
Mark P. Frissora
Paul J. Siracusa
Harold E. Rolfe, Esq.
Richard Foti
        Hertz Global Holdings, Inc.

Enclosures